FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	€ 21,846
Convertible debt	3,620
Lease obligations on right of use assets	3,611
Other non-current liabilities	792
Total contractual obligations	€ 29,869
Percentage of appreciation in EURO currency	10.00%
Decrease in earnings before income tax due to appreciation in EURO currency	€ 1,405	€ 1,443
Derivative notional amount	0
2024
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade payables and other liabilities	21,846
Convertible debt	3,620
Lease obligations on right of use assets	739
Other non-current liabilities	1
Total contractual obligations	26,206
2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	732
Other non-current liabilities	3
Total contractual obligations	735
2026
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	696
Other non-current liabilities	3
Total contractual obligations	699
2027
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	713
Other non-current liabilities	7
Total contractual obligations	720
Thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Lease obligations on right of use assets	731
Other non-current liabilities	778
Total contractual obligations	€ 1,509